Basis of Presentation and Summary of Significant Accounting Policies (Detail Textuals) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 26, 2016	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Sep. 30, 2015	Sep. 30, 2014
Subsequent Event [Line Items]
Reverse split				1-for-3.45
Income tax expense attributable to foreign withholding taxes in connection with collaboration and licensing agreements		$ 50,500	$ (726,218)	$ 102,500	$ (319,855)
Restricted cash		$ 214,773		$ 214,773		$ 213,663	$ 211,452
Estimated useful lives						3 to 10 years
Exchange of parilis preferred units (in shares)						226,663
Conversion of series A preferred stock liquidation value (in shares)						1,969,818
Shares used in computing unaudited pro forma weighted-average basic and diluted common shares outstanding (in shares)						14,143,696
Initial public offering price per share						$ 6.00
Series A redeemable preferred stock
Subsequent Event [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount						1,034,181
Series A liquidation value (in shares)						11,819,000
Series B redeemable preferred stock
Subsequent Event [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount						1,159,418
Subsequent event
Subsequent Event [Line Items]
Reverse split	1-for-3.45